CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011
Revenues
Propane	$ 283,759	$ 358,309	$ 524,115	$ 617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122
Total revenue	357,626	464,102	657,512	792,409
Costs and expenses
Cost of products sold	208,401	259,832	391,975	446,336
Operating	71,293	76,007	137,235	145,084
General and administrative	14,158	10,576	26,453	24,781
Severance charge	0	2,000	0	2,000
Depreciation and amortization	7,649	8,454	15,434	16,634
Total expenses	301,501	356,869	571,097	634,835
Operating income	56,125	107,233	86,415	157,574
Loss on debt extinguishment	507	0	507	0
Interest expense, net	6,425	6,819	13,263	13,665
Income before provision for income taxes	49,193	100,414	72,645	143,909
(Benefit from) provision for income taxes	(380)	98	(160)	464
Net income	$ 49,573	$ 100,316	$ 72,805	$ 143,445
Income per Common Unit - basic	$ 1.39	$ 2.82	$ 2.05	$ 4.04
Weighted average number of Common Units outstanding - basic	35,600	35,513	35,588	35,494
Income per Common Unit - diluted	$ 1.38	$ 2.81	$ 2.03	$ 4.02
Weighted average number of Common Units outstanding - diluted	35,839	35,757	35,808	35,717